Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Short-Term Debt [Abstract]
Schedule Of Short-Term Debt
	2013	2012
Bank overdrafts (i).................................................................................	$7,156	$480
Short-term loans...................................................................................	393	88
	$7,549	$568

(i) Mainly comprised of an overdraft granted by Banco Francés in Argentina totaling 43.5 million of Argentine Pesos (equivalent to $6,676 at year-end exchange rate). This overdraft matures in April 2014 and accrues interest at an annual rate of 21.75%.